Summary of significant accounting policies - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Mobile Equipment, Tailings Dam and Equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	3 years
Mobile Equipment, Tailings Dam and Equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	6 years
Kronk Resources Inc.
Disclosure of detailed information about property, plant and equipment [line items]
Restricted cash and cash equivalents	$ 0.9